Accounts Payable - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable [Abstract]
Creditors	$ 1,503	$ 1,625
Brokers	2,005	2,031
Professional and legal fees	354	1,199
Total accounts payable	$ 3,862	$ 4,855